Loans and borrowings - Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Borrowings	€ 532,740	€ 588,867
Current portion	759	889
Non-current portion	531,981	587,978
Senior security term loan | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	610,000	610,000
Senior security term loan | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	(23,600)	(23,849)
Senior security term loan | Gain on terms modification
Disclosure of financial liabilities [line items]
Borrowings	(55,936)	0
Other bank loans
Disclosure of financial liabilities [line items]
Borrowings	2,300	2,700
Other bank loans | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ 2,275	€ 2,716